Significant Accounting Policies - Schedule of Intangible assets other than goodwill (Details) - Software and system	Dec. 31, 2025
Significant Accounting Policies
Residual value (in percentage)	0.00%
Minimum
Significant Accounting Policies
Estimated useful life	3 years
Maximum
Significant Accounting Policies
Estimated useful life	10 years